GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION [Abstract]
GUARANTOR / NON-GUARANTOR FINANCIAL INFORMATION
13. GUARANTOR / NON-GUARANTOR FINANCIAL INFORMATION

The 8.25% Senior Secured Notes and 9.375% Senior Notes were issued by our direct subsidiary, Ply Gem Industries, and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Ply Gem Industries' 100% owned subsidiaries. Accordingly, the following guarantor and non-guarantor information is presented as of September 29, 2012 and December 31, 2011, and for the three and nine months ended September 29, 2012 and October 1, 2011. The non-guarantor information presented represents our Canadian subsidiary.

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the three months ended September 29, 2012

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$285,812	$20,381	$-	$306,193
Cost of products sold	-	-	221,325	14,175	-	235,500
Gross profit	-	-	64,487	6,206	-	70,693
Operating expenses:
Selling, general and
administrative expenses	-	4,684	28,036	3,964	-	36,684
Intercompany administrative
charges	-	-	3,719	762	(4,481)	-
Amortization of intangible assets	-	78	6,660	-	-	6,738
Total operating expenses	-	4,762	38,415	4,726	(4,481)	43,422
Operating earnings (loss)	-	(4,762)	26,072	1,480	4,481	27,271
Foreign currency gain	-	-	-	100	-	100
Intercompany interest	-	25,682	(25,682)	-	-	-
Interest expense	-	(27,533)	(10)	-	-	(27,543)
Interest income	-	1	11	5	-	17
Loss on modification or
extinguishment of debt	-	(3,607)	-	-	-	(3,607)
Intercompany administrative income	-	4,481	-	-	(4,481)	-
Income (loss) before equity in
subsidiaries' income	-	(5,738)	391	1,585	-	(3,762)
Equity (loss) in subsidiaries' income	(3,673)	2,065	-	-	1,608	-
Income (loss) before provision
(benefit) for income taxes	(3,673)	(3,673)	391	1,585	1,608	(3,762)
Provision (benefit) for income taxes	-	-	(531)	442	-	(89)
Net income (loss)	$(3,673)	$(3,673)	$922	$1,143	$1,608	$(3,673)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	968	-	968
Total comprehensive income (loss)	$(3,673)	$(3,673)	$922	$2,111	$1,608	$(2,705)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the three months ended October 1, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$276,903	$20,986	$-	$297,889
Cost of products sold	-	-	217,869	14,198	-	232,067
Gross profit	-	-	59,034	6,788	-	65,822
Operating expenses:
Selling, general and
administrative expenses	-	4,884	25,345	3,857	-	34,086
Intercompany administrative
charges	-	-	3,705	486	(4,191)	-
Amortization of intangible assets	-	9	6,658	-	-	6,667
Total operating expenses	-	4,893	35,708	4,343	(4,191)	40,753
Operating earnings (loss)	-	(4,893)	23,326	2,445	4,191	25,069
Foreign currency gain	-	-	-	115	-	115
Intercompany interest	-	25,682	(25,682)	-	-	-
Interest expense	-	(25,193)	-	(1)	-	(25,194)
Interest income	-	1	16	1	-	18
Intercompany administrative income	-	4,191	-	-	(4,191)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(212)	(2,340)	2,560	-	8
Equity in subsidiaries' income (loss)	(458)	(246)	-	-	704	-
Income (loss) before provision
(benefit) for income taxes	(458)	(458)	(2,340)	2,560	704	8
Provision (benefit) for income taxes	-	-	(250)	716	-	466
Net income (loss)	$(458)	$(458)	$(2,090)	$1,844	$704	$(458)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	(2,603)	-	(2,603)
Total comprehensive loss	$(458)	$(458)	$(2,090)	$(759)	$704	$(3,061)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the nine months ended September 29, 2012

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$799,788	$52,870	$-	$852,658
Cost of products sold	-	-	627,187	38,490	-	665,677
Gross profit	-	-	172,601	14,380	-	186,981
Operating expenses:
Selling, general and
administrative expenses	-	13,284	82,605	11,534	-	107,423
Intercompany administrative
charges	-	-	10,658	2,094	(12,752)	-
Amortization of intangible assets	-	222	19,977	-	-	20,199
Total operating expenses	-	13,506	113,240	13,628	(12,752)	127,622
Operating earnings (loss)	-	(13,506)	59,361	752	12,752	59,359
Foreign currency gain	-	-	-	264	-	264
Intercompany interest	-	77,048	(77,048)	-	-	-
Interest expense	-	(78,545)	(10)	(2)	-	(78,557)
Interest income	-	3	57	11	-	71
Loss on modification or
extinguishment of debt	-	(3,607)	-	-	-	(3,607)
Intercompany administrative income	-	12,752	-	-	(12,752)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(5,855)	(17,640)	1,025	-	(22,470)
Equity in subsidiaries' income (loss)	(24,049)	(18,194)	-	-	42,243	-
Income (loss) before provision
for income taxes	(24,049)	(24,049)	(17,640)	1,025	42,243	(22,470)
Provision for income taxes	-	-	1,258	321	-	1,579
Net income (loss)	$(24,049)	$(24,049)	$(18,898)	$704	$42,243	$(24,049)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	939	-	939
Total comprehensive income (loss)	$(24,049)	$(24,049)	$(18,898)	$1,643	$42,243	$(23,110)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the nine months ended October 1, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$742,876	$49,611	$-	$792,487
Cost of products sold	-	-	596,363	35,491	-	631,854
Gross profit	-	-	146,513	14,120	-	160,633
Operating expenses:
Selling, general and
administrative expenses	-	12,054	80,473	11,486	-	104,013
Intercompany administrative
charges	-	-	11,106	1,472	(12,578)	-
Amortization of intangible assets	-	27	19,993	-	-	20,020
Total operating expenses	-	12,081	111,572	12,958	(12,578)	124,033
Operating earnings (loss)	-	(12,081)	34,941	1,162	12,578	36,600
Foreign currency gain	-	-	-	466	-	466
Intercompany interest	-	77,047	(77,047)	-	-	-
Interest expense	-	(76,591)	(1)	(1)	-	(76,593)
Interest income	-	4	66	12	-	82
Loss on modification or
extinguishment of debt	-	(27,863)	-	-	-	(27,863)
Intercompany administrative income	-	12,578	-	-	(12,578)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(26,906)	(42,041)	1,639	-	(67,308)
Equity in subsidiaries' income (loss)	(69,287)	(42,381)	-	-	111,668	-
Income (loss) before provision for
income taxes	(69,287)	(69,287)	(42,041)	1,639	111,668	(67,308)
Provision for income taxes	-	-	1,456	523	-	1,979
Net income (loss)	$(69,287)	$(69,287)	$(43,497)	$1,116	$111,668	$(69,287)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	(1,620)	-	(1,620)
Total comprehensive loss	$(69,287)	$(69,287)	$(43,497)	$(504)	$111,668	$(70,907)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 29, 2012

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$20,653	$19	$7,419	$-	$28,091
Accounts receivable, net	-	-	145,501	9,995	-	155,496
Inventories:
Raw materials	-	-	35,876	4,516	-	40,392
Work in process	-	-	20,965	494	-	21,459
Finished goods	-	-	34,342	3,321	-	37,663
Total inventory	-	-	91,183	8,331	-	99,514
Prepaid expenses and other
current assets	-	129	11,948	1,684	-	13,761
Deferred income taxes	-	-	3,847	8	-	3,855
Total current assets	-	20,782	252,498	27,437	-	300,717
Investments in subsidiaries	(299,312)	(176,728)	-	-	476,040	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,884	1,432	-	37,316
Machinery and equipment	-	1,813	275,347	9,103	-	286,263
	-	1,813	314,796	10,707	-	327,316
Less accumulated depreciation	-	(889)	(223,196)	(6,168)	-	(230,253)
Total property and equipment, net	-	924	91,600	4,539	-	97,063
Other Assets:
Intangible assets, net	-	-	101,093	-	-	101,093
Goodwill	-	-	383,042	9,675	-	392,717
Deferred income taxes	-	-	-	3,231	-	3,231
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	28,299	2,195	-	-	30,494
Total other assets	-	885,038	486,330	12,906	(856,739)	527,535
	$(299,312)	$730,016	$830,428	$44,882	$(380,699)	$925,315

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$620	$69,199	$5,094	$-	$74,913
Accrued expenses	-	15,144	60,986	3,991	-	80,121
Total current liabilities	-	15,764	130,185	9,085	-	155,034
Deferred income taxes	-	-	8,716	-	-	8,716
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	10,794	46,443	870	-	58,107
Long-term debt	-	1,002,770	-	-	-	1,002,770
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	310,451	310,451	426,627	6,408	(743,486)	310,451
(Accumulated deficit) retained earnings	(604,634)	(604,634)	(638,282)	22,334	1,220,582	(604,634)
Accumulated other
comprehensive income (loss)	(5,129)	(5,129)	-	6,185	(1,056)	(5,129)
Total stockholder's (deficit) equity	(299,312)	(299,312)	(211,655)	34,927	476,040	(299,312)
	$(299,312)	$730,016	$830,428	$44,882	$(380,699)	$925,315

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$8,578	$(3,408)	$6,530	$-	$11,700
Accounts receivable, net	-	-	102,052	7,463	-	109,515
Inventories:
Raw materials	-	-	37,024	4,885	-	41,909
Work in process	-	-	23,619	667	-	24,286
Finished goods	-	-	36,282	2,328	-	38,610
Total inventory	-	-	96,925	7,880	-	104,805
Prepaid expenses and other
current assets	-	422	9,893	2,957	-	13,272
Deferred income taxes	-	-	5,666	9	-	5,675
Total current assets	-	9,000	211,128	24,839	-	244,967
Investments in subsidiaries	(277,322)	(164,863)	-	-	442,185	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,280	1,308	-	36,588
Machinery and equipment	-	1,335	262,349	8,436	-	272,120
	-	1,335	301,194	9,916	-	312,445
Less accumulated depreciation	-	(762)	(206,585)	(5,253)	-	(212,600)
Total property and equipment, net	-	573	94,609	4,663	-	99,845
Other Assets:
Intangible assets, net	-	-	121,148	-	-	121,148
Goodwill	-	-	382,165	9,302	-	391,467
Deferred income taxes	-	-	-	3,121	-	3,121
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	30,235	2,129	-	-	32,364
Total other assets	-	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$720	$44,652	$4,718	$-	$50,090
Accrued expenses	-	36,987	50,790	3,104	-	90,881
Total current liabilities	-	37,707	95,442	7,822	-	140,971
Deferred income taxes	-	-	9,865	-	-	9,865
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	9,629	47,240	859	-	57,728
Long-term debt	-	961,670	-	-	-	961,670
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other
comprehensive income (loss)	(6,068)	(6,068)	-	5,052	1,016	(6,068)
Total stockholder's equity (deficit)	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the nine months ended September 29, 2012

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net loss	$(24,049)	$(24,049)	$(18,898)	$704	$42,243	$(24,049)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	128	38,701	750	-	39,579
Non-cash interest expense, net	-	8,999	-	-	-	8,999
Gain on foreign currency transactions	-	-	-	(264)	-	(264)
Loss on modification or extinguishment of debt	-	3,607	-	-	-	3,607
Stock based compensation	-	1,123	-	-	-	1,123
Deferred income taxes	-	-	670	(43)	-	627
Increase in uncertain tax positions	-	-	400	-	-	400
Equity in subsidiaries' net loss	24,049	18,194	-	-	(42,243)	-
Other	-	-	(41)	-	-	(41)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(43,449)	(2,230)	-	(45,679)
Inventories	-	-	5,742	(177)	-	5,565
Prepaid expenses and other
current assets	-	556	(2,293)	1,298	-	(439)
Accounts payable	-	(100)	24,334	(475)	-	23,759
Accrued expenses	-	(22,028)	7,646	1,934	-	(12,448)
Cash payments on restructuring liabilities	-	-	(535)	-	-	(535)
Other	-	-	417	(71)	-	346
Net cash provided by (used in)
operating activities	-	(13,570)	12,694	1,426	-	550
Cash flows from investing
activities:
Capital expenditures	-	(478)	(14,890)	(627)	-	(15,995)
Proceeds from sale of assets	-	-	334	(148)	-	186
Acquisitions, net of cash acquired	-	-	(100)	-	-	(100)
Net cash used in
investing activities	-	(478)	(14,656)	(775)	-	(15,909)
Cash flows from financing
activities:
Proceeds from long-term debt	-	102,991	-	-	-	102,991
Payments of long-term debt	-	(58,991)	-	-	-	(58,991)
Revolver borrowings, net	-	-	-	-	-	-
Payment of early call premium	-	(9,844)	-	-	-	(9,844)
Proceeds from intercompany
investment	-	(5,389)	5,389	-	-	-
Debt issuance costs paid	-	(2,644)	-	-	-	(2,644)
Net cash provided by
financing activities	-	26,123	5,389	-	-	31,512
Impact of exchange rate movement
on cash	-	-	-	238	-	238
Net increase in cash
and cash equivalents	-	12,075	3,427	889	-	16,391
Cash and cash equivalents at the
beginning of the period	-	8,578	(3,408)	6,530	-	11,700
Cash and cash equivalents at the end
of the period	$-	$20,653	$19	$7,419	$-	$28,091

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the nine months ended October 1, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(69,287)	$(69,287)	$(43,497)	$1,116	$111,668	$(69,287)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	126	39,768	660	-	40,554
Non-cash interest expense, net	-	7,775	-	-	-	7,775
Gain on foreign currency transactions	-	-	-	(466)	-	(466)
Loss on modification or
extinguishment of debt	-	27,863	-	-	-	27,863
Stock based compensation	-	200	-	-	-	200
Deferred income taxes	-	-	6,794	68	-	6,862
Reduction in tax uncertainty,
net of valuation allowance	-	-	(6,617)	-	-	(6,617)
Equity in subsidiaries' net loss	69,287	42,381	-	-	(111,668)	-
Other	-	-	(40)	(3)	-	(43)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(52,402)	(2,826)	-	(55,228)
Inventories	-	-	(17,566)	(1,186)	-	(18,752)
Prepaid expenses and other
current assets	-	43	(458)	(1,542)	-	(1,957)
Accounts payable	-	238	16,439	1,923	-	18,600
Accrued expenses	-	(7,735)	6,549	1,220	-	34
Cash payments on restructuring liabilities	-	-	(407)	-	-	(407)
Other	-	-	122	432	-	554
Net cash provided by (used in)
operating activities	-	1,604	(51,315)	(604)	-	(50,315)
Cash flows from investing
activities:
Capital expenditures	-	(594)	(6,923)	(699)	-	(8,216)
Proceeds from sale of assets	-	-	48	-	-	48
Net cash used in
investing activities	-	(594)	(6,875)	(699)	-	(8,168)
Cash flows from financing
activities:
Proceeds from long-term debt	-	423,684	-	-	-	423,684
Payments on long-term debt	-	(348,684)	-	-	-	(348,684)
Net revolver borrowings	-	85,000	-	-	-	85,000
Payments on previous revolver credit facility	-	(30,000)	-	-	-	(30,000)
Proceeds from intercompany						-
investment	-	(57,950)	57,936	14	-	-
Payment of early tender premium	-	(49,769)	-	-	-	(49,769)
Equity repurchases	-	(1,483)	-	-	-	(1,483)
Debt issuance costs paid	-	(26,907)	-	-	-	(26,907)
Net cash provided by (used in)
financing activities	-	(6,109)	57,936	14	-	51,841
Impact of exchange rate movement
on cash	-	-	-	(253)	-	(253)
Net decrease in cash
and cash equivalents	-	(5,099)	(254)	(1,542)	-	(6,895)
Cash and cash equivalents at the
beginning of the period	-	12,172	(1,117)	6,443	-	17,498
Cash and cash equivalents at the end
of the period	$-	$7,073	$(1,371)	$4,901	$-	$10,603

15.   GUARANTOR/NON-GUARANTOR

The 8.25% Senior Secured Notes and the 13.125% Senior Subordinated Notes were issued by our direct subsidiary, Ply Gem Industries, and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Ply Gem Industries' 100% owned subsidiaries.  Accordingly, the following guarantor and non-guarantor information is presented as of December 31, 2011 and December 31, 2010, and for the years ended December 31, 2011, 2010, and 2009.  The non-guarantor information presented represents our Canadian subsidiary, Ply Gem Canada.

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$967,694	$67,163	$-	$1,034,857
Cost of products sold	-	-	777,256	47,069	-	824,325
Gross profit	-	-	190,438	20,094	-	210,532
Operating expenses:
Selling, general and
administrative expenses	-	14,748	109,061	15,103	-	138,912
Intercompany administrative
charges	-	-	13,287	2,783	(16,070)	-
Amortization of intangible assets	-	36	26,653	-	-	26,689
Total operating expenses	-	14,784	149,001	17,886	(16,070)	165,601
Operating earnings (loss)	-	(14,784)	41,437	2,208	16,070	44,931
Foreign currency gain	-	-	-	492	-	492
Intercompany interest	-	102,729	(102,729)	-	-	-
Interest expense	-	(101,486)	(1)	(1)	-	(101,488)
Interest income	-	6	83	15	-	104
Loss on modification or
extinguishment of debt	-	(27,863)	-	-	-	(27,863)
Intercompany administrative income	-	16,070	-	-	(16,070)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(25,328)	(61,210)	2,714	-	(83,824)
Equity in subsidiaries' income (loss)	(84,507)	(59,179)	-	-	143,686	-
Income (loss) before provision
(benefit) for income taxes	(84,507)	(84,507)	(61,210)	2,714	143,686	(83,824)
Provision (benefit) for income taxes	-	-	(170)	853	-	683
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	(691)	-	(691)
Minimum pension liability for
actuarial loss	-	(3,091)	(3,509)	-	-	(6,600)
Total comprehensive income (loss)	$(84,507)	$(87,598)	$(64,549)	$1,170	$143,686	$(91,798)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2010

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$922,240	$73,666	$-	$995,906
Cost of products sold	-	-	730,896	49,050	-	779,946
Gross profit	-	-	191,344	24,616	-	215,960
Operating expenses:
Selling, general and
administrative expenses	-	14,765	101,767	13,928	-	130,460
Intercompany administrative
charges	-	-	12,143	1,639	(13,782)	-
Amortization of intangible assets	-	36	27,063	-	-	27,099
Write-off of previously capitalized
offering costs	-	1,571	-	-	-	1,571
Total operating expenses	-	16,372	140,973	15,567	(13,782)	159,130
Operating earnings (loss)	-	(16,372)	50,371	9,049	13,782	56,830
Foreign currency gain	-	-	-	510	-	510
Intercompany interest	-	106,899	(106,086)	(813)	-	-
Interest expense	-	(122,881)	(111)	-	-	(122,992)
Interest income	-	17	121	21	-	159
Gain on extinguishment of debt	-	98,187	-	-	-	98,187
Intercompany administrative income	-	13,782	-	-	(13,782)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	79,632	(55,705)	8,767	-	32,694
Equity in subsidiaries' income (loss)	27,667	(52,648)	-	-	24,981	-
Income (loss) before provision
(benefit) for income taxes	27,667	26,984	(55,705)	8,767	24,981	32,694
Provision (benefit) for income taxes	-	(683)	3,273	2,437	-	5,027
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	1,639	-	1,639
Minimum pension liability for
actuarial (loss)	-	(292)	(448)	-	-	(740)
Total comprehensive income (loss)	$27,667	$27,375	$(59,426)	$7,969	$24,981	$28,566

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2009

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$887,662	$63,712	$-	$951,374
Cost of products sold	-	-	706,670	43,171	-	749,841
Gross profit	-	-	180,992	20,541	-	201,533
Operating expenses:
Selling, general and
administrative expenses	-	14,121	115,974	11,677	-	141,772
Intercompany administrative
charges	-	-	13,138	1,016	(14,154)	-
Amortization of intangible assets	-	21	19,630	-	-	19,651
Total operating expenses	-	14,142	148,742	12,693	(14,154)	161,423
Operating earnings (loss)	-	(14,142)	32,250	7,848	14,154	40,110
Foreign currency gain	-	-	-	475	-	475
Intercompany interest	-	121,035	(119,369)	(1,666)	-	-
Interest expense	-	(135,328)	(186)	-	-	(135,514)
Interest income	-	39	169	3	-	211
Intercompany administrative income	-	14,154	-	-	(14,154)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(14,242)	(87,136)	6,660	-	(94,718)
Equity in subsidiaries' income (loss)	(76,752)	(65,211)	-	-	141,963	-
Income (loss) before provision
(benefit) for income taxes	(76,752)	(79,453)	(87,136)	6,660	141,963	(94,718)
Provision (benefit) for income taxes	-	(2,701)	(17,324)	2,059	-	(17,966)
Net income (loss)	$(76,752)	$(76,752)	$(69,812)	$4,601	$141,963	$(76,752)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	4,709	-	4,709
Miminum pension liability for
actuarial gain	-	853	305	-	-	1,158
Total comprehensive loss	$(76,752)	$(75,899)	$(69,507)	$9,310	$141,963	$(70,885)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$8,578	$(3,408)	$6,530	$-	$11,700
Accounts receivable, net	-	-	102,052	7,463	-	109,515
Inventories:
Raw materials	-	-	37,024	4,885	-	41,909
Work in process	-	-	23,619	667	-	24,286
Finished goods	-	-	36,282	2,328	-	38,610
Total inventory	-	-	96,925	7,880	-	104,805
Prepaid expenses and other
current assets	-	422	9,893	2,957	-	13,272
Deferred income taxes	-	-	5,666	9	-	5,675
Total current assets	-	9,000	211,128	24,839	-	244,967
Investments in subsidiaries	(277,322)	(164,863)	-	-	442,185	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,280	1,308	-	36,588
Machinery and equipment	-	1,335	262,349	8,436	-	272,120
	-	1,335	301,194	9,916	-	312,445
Less accumulated depreciation	-	(762)	(206,585)	(5,253)	-	(212,600)
Total property and equipment, net	-	573	94,609	4,663	-	99,845
Other Assets:
Intangible assets, net	-	-	121,148	-	-	121,148
Goodwill	-	-	382,165	9,302	-	391,467
Deferred income taxes	-	-	-	3,121	-	3,121
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	30,235	2,129	-	-	32,364
Total other assets	-	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$720	$44,652	$4,718	$-	$50,090
Accrued expenses	-	36,987	50,790	3,104	-	90,881
Total current liabilities	-	37,707	95,442	7,822	-	140,971
Deferred income taxes	-	-	9,865	-	-	9,865
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	9,629	47,240	859	-	57,728
Long-term debt	-	961,670	-	-	-	961,670
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other
comprehensive income (loss)	(6,068)	(6,068)	-	5,052	1,016	(6,068)
Total stockholder's (deficit) equity	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2010

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$-	$12,172	$(1,117)	$6,443	$-	$17,498
Accounts receivable, net	-	-	90,387	7,472	-	97,859
Inventories, net:
Raw materials	-	-	35,890	3,938	-	39,828
Work in process	-	-	22,466	765	-	23,231
Finished goods	-	-	33,316	2,204	-	35,520
Total inventories, net	-	-	91,672	6,907	-	98,579
Prepaid expenses and other
current assets	-	356	9,573	704	-	10,633
Deferred income taxes	-	-	12,175	14	-	12,189
Total current assets	-	12,528	202,690	21,540	-	236,758
Investments in subsidiaries	(173,088)	(142,820)	-	-	315,908	-
Property and Equipment, at cost:
Land	-	-	3,565	176	-	3,741
Buildings and improvements	-	-	34,886	1,126	-	36,012
Machinery and equipment	-	1,272	255,060	7,968	-	264,300
	-	1,272	293,511	9,270	-	304,053
Less accumulated depreciation	-	(593)	(182,210)	(4,538)	-	(187,341)
Total property and equipment, net	-	679	111,301	4,732	-	116,712
Other Assets:
Intangible assets, net	-	-	146,965	-	-	146,965
Goodwill	-	-	382,472	10,961	-	393,433
Deferred income taxes	-	-	-	2,279	-	2,279
Intercompany note receivable	-	856,738	-	-	(856,738)	-
Other	-	24,590	1,500	-	-	26,090
Total other assets	-	881,328	530,937	13,240	(856,738)	568,767
	$(173,088)	$751,715	$844,928	$39,512	$(540,830)	$922,237

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$399	$50,280	$4,294	$-	$54,973
Accrued expenses	-	22,922	49,884	2,311	-	75,117
Total current liabilities	-	23,321	100,164	6,605	-	130,090
Deferred income taxes	-	-	10,583	-	-	10,583
Intercompany note payable	-	-	856,738	-	(856,738)	-
Other long-term liabilities	-	7,319	51,369	1,801	-	60,489
Long-term debt	-	894,163	-	-	-	894,163
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	321,767	321,767	384,418	5,591	(711,776)	321,767
Retained earnings (accumulated deficit)	(496,078)	(496,078)	(558,344)	19,769	1,034,653	(496,078)
Accumulated other
comprehensive income	1,223	1,223	-	5,746	(6,969)	1,223
Total stockholder's equity (deficit)	(173,088)	(173,088)	(173,926)	31,106	315,908	(173,088)
	$(173,088)	$751,715	$844,928	$39,512	$(540,830)	$922,237

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	169	52,951	900	-	54,020
Non-cash interest expense, net	-	10,518	-	-	-	10,518
Gain on foreign currency transactions	-	-	-	(492)	-	(492)
Loss on modification or
extinguishment of debt	-	27,863	-	-	-	27,863
Deferred income taxes	-	-	7,872	(1,579)	-	6,293
Reduction in tax uncertainty,
net of valuation allowance	-	-	(6,617)	-	-	(6,617)
Equity in subsidiaries' net loss	84,507	59,179	-	-	(143,686)	-
Other	-	-	(51)	(3)	-	(54)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(13,107)	(159)	-	(13,266)
Inventories	-	-	(5,253)	(1,160)	-	(6,413)
Prepaid expenses and other
current assets	-	(176)	(1,622)	(150)	-	(1,948)
Accounts payable	-	321	(6,593)	1,500	-	(4,772)
Accrued expenses	-	11,300	3,256	758	-	15,314
Cash payments on restructuring liabilities	-	-	(407)	-	-	(407)
Other	-	430	100	479	-	1,009
Net cash provided by (used in)
operating activities	-	25,097	(30,511)	1,955	-	(3,459)
Cash flows from investing
activities:
Capital expenditures	-	(63)	(10,490)	(937)	-	(11,490)
Proceeds from sale of assets	-	-	102	-	-	102
Net cash used in
investing activities	-	(63)	(10,388)	(937)	-	(11,388)
Cash flows from financing
activities:
Proceeds from long-term debt	-	423,684	-	-	-	423,684
Payments on long-term debt	-	(348,684)	-	-	-	(348,684)
Net revolver borrowings	-	55,000	-	-	-	55,000
Payments on previous revolver credit facility	-	(30,000)	-	-	-	(30,000)
Proceeds from intercompany						-
investment	-	(37,826)	38,608	(782)	-	-
Payment of early tender premium	-	(49,769)	-	-	-	(49,769)
Equity repurchases	-	(14,049)	-	-	-	(14,049)
Debt issuance costs paid	-	(26,984)	-	-	-	(26,984)
Net cash provided by (used in)
financing activities	-	(28,628)	38,608	(782)	-	9,198
Impact of exchange rate movement
on cash	-	-	-	(149)	-	(149)
Net increase (decrease) in cash
and cash equivalents	-	(3,594)	(2,291)	87	-	(5,798)
Cash and cash equivalents at the
beginning of the period	-	12,172	(1,117)	6,443	-	17,498
Cash and cash equivalents at the end
of the period	$-	$8,578	$(3,408)	$6,530	$-	$11,700

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2010

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667
Adjustments to reconcile net
income (loss) to cash provided by
(used in) operating activities:
Depreciation and amortization
expense	-	168	59,761	789	-	60,718
Non-cash interest expense, net	-	9,800	-	-	-	9,800
Gain on foreign currency transactions	-	-	-	(510)	-	(510)
Gain on extinguishment of debt	-	(98,187)	-	-	-	(98,187)
Write-off of previously capitalized
offering costs	-	1,571	-	-	-	1,571
Deferred income taxes	-	-	981	622	-	1,603
Equity in subsidiaries' net income (loss)	(27,667)	52,648	-	-	(24,981)	-
Other	-	-	8	(12)	-	(4)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(3,730)	707	-	(3,023)
Inventories	-	-	(1,384)	1,264	-	(120)
Prepaid expenses and other
current assets	-	(1,488)	6,634	2,478	-	7,624
Accounts payable	-	(199)	1,090	1,026	-	1,917
Accrued expenses	-	(4,384)	4,211	625	-	452
Cash payments on restructuring liabilities	-	-	(2,630)	-	-	(2,630)
Other	-	163	(718)	425	-	(130)
Net cash provided by (used in)
operating activities	-	(12,241)	5,245	13,744	-	6,748
Cash flows from investing
activities:
Capital expenditures	-	-	(10,275)	(830)	-	(11,105)
Proceeds from sale of assets	-	-	2,032	-	-	2,032
Net cash used in
investing activities	-	-	(8,243)	(830)	-	(9,073)
Cash flows from financing
activities:
Proceeds from long-term debt	-	145,709	-	-	-	145,709
Payments on long-term debt	-	(141,191)	-	-	-	(141,191)
Net revolver borrowings	-	5,000	-	-	-	5,000
Proceeds from intercompany						-
investment	-	14,665	(711)	(13,954)	-	-
Equity contributions	-	2,428	-	-	-	2,428
Equity repurchases		(2,978)	-	-	-	(2,978)
Debt issuance costs paid	-	(5,029)	-	-	-	(5,029)
Tax payments on behalf of parent	-	(1,532)	-	-	-	(1,532)
Net cash provided by (used in)
financing activities	-	17,072	(711)	(13,954)	-	2,407
Impact of exchange rate movement
on cash	-	-	-	353	-	353
Net increase (decrease) in cash
and cash equivalents	-	4,831	(3,709)	(687)	-	435
Cash and cash equivalents at the
beginning of the period	-	7,341	2,592	7,130	-	17,063
Cash and cash equivalents at the end
of the period	$-	$12,172	$(1,117)	$6,443	$-	$17,498

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2009

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(76,752)	$(76,752)	$(69,812)	$4,601	$141,963	$(76,752)
Adjustments to reconcile net
income (loss) to cash provided by
(used in) operating activities:
Depreciation and amortization
expense	-	169	55,398	704	-	56,271
Non-cash interest expense, net	-	8,911	-	-	-	8,911
Gain on foreign currency transactions	-	-	-	(475)	-	(475)
Deferred income taxes	-	-	(16,676)	626	-	(16,050)
Equity in subsidiaries' net income (loss)	76,752	65,211	-	-	(141,963)	-
Other	-	-	22	(17)	-	5
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(3,120)	298	-	(2,822)
Inventories	-	-	26,430	(30)	-	26,400
Prepaid expenses and other
current assets	-	3,441	(1,099)	(2,629)	-	(287)
Accounts payable	-	3,284	(10,482)	(622)	-	(7,820)
Accrued expenses	-	(3,437)	4,854	182	-	1,599
Cash payments on restructuring liabilities	-	-	(6,034)	-	-	(6,034)
Other	-	31	328	(187)	-	172
Net cash provided by (used in)
operating activities	-	858	(20,191)	2,451	-	(16,882)
Cash flows from investing
activities:
Capital expenditures	-	(23)	(7,572)	(212)	-	(7,807)
Proceeds from sale of assets	-	-	58	23	-	81
Other	-	-	(109)	-	-	(109)
Net cash used in
investing activities	-	(23)	(7,623)	(189)	-	(7,835)
Cash flows from financing
activities:
Proceeds from long-term debt	-	20,000	-	-	-	20,000
Net revolver borrowings	-	(35,000)	-	-	-	(35,000)
Proceeds from intercompany						-
investment	-	(22,147)	25,916	(3,769)	-	-
Debt issuance costs paid	-	(2,528)	-	-	-	(2,528)
Net cash provided by (used in)
financing activities	-	(39,675)	25,916	(3,769)	-	(17,528)
Impact of exchange rate movement
on cash	-	-	-	1,019	-	1,019
Net increase (decrease) in cash
and cash equivalents	-	(38,840)	(1,898)	(488)	-	(41,226)
Cash and cash equivalents at the
beginning of the period	-	46,181	4,490	7,618	-	58,289
Cash and cash equivalents at the end
of the period	$-	$7,341	$2,592	$7,130	$-	$17,063